Income Taxes (Details) - Schedule of net deferred tax asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued compensation	$ 38	$ 54
Net operating loss carryforwards	7,885	2,874
Property and equipment	130	125
Issuance fees on convertible debentures	25
Gross deferred tax assets	8,078	3,053
Valuation allowance	(8,027)	(3,043)
Total deferred tax assets	51	10
Deferred tax liabilities:
Prepaid expenses	(51)	(10)
Deferred tax liabilities	(51)	(10)
Net deferred tax asset